Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 590,819	$ 611,125	$ 820,684
Percentage by asset category	100.00%	100.00%
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 6,404	$ 6,480
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	584,415	604,645
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,791	$ 2,789
Percentage by asset category	0.00%	0.00%
Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,791	$ 2,789
Short-Term Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		0
US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 117,397	$ 122,704
Percentage by asset category	20.00%	20.00%
US Government Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 178	$ 420
US Government Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	117,219	122,284
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 82,652	$ 85,341
Percentage by asset category	14.00%	14.00%
Equity Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,267	$ 2,017
Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	80,385	83,324
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 387,979	$ 400,291
Percentage by asset category	66.00%	66.00%
Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 1,168	$ 1,254
Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	386,811	399,037
Defined Benefit Plan, Common Collective Trust
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 588,028	$ 608,336
Percentage by asset category	100.00%	100.00%
Defined Benefit Plan, Common Collective Trust | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 3,613	$ 3,691
Defined Benefit Plan, Common Collective Trust | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	584,415	604,645
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 590,819	$ 611,125	$ 820,684
Percentage by asset category	100.00%	100.00%
Indianapolis Power And Light Company | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 6,404	$ 6,480
Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	584,415	604,645
Indianapolis Power And Light Company | Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,791	$ 2,789
Percentage by asset category	0.00%	0.00%
Indianapolis Power And Light Company | Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,791	$ 2,789
Indianapolis Power And Light Company | Short-Term Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Indianapolis Power And Light Company | US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 117,397	$ 122,704
Percentage by asset category	20.00%	20.00%
Indianapolis Power And Light Company | US Government Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 178	$ 420
Indianapolis Power And Light Company | US Government Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	117,219	122,284
Indianapolis Power And Light Company | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 82,652	$ 85,341
Percentage by asset category	14.00%	14.00%
Indianapolis Power And Light Company | Equity Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,267	$ 2,017
Indianapolis Power And Light Company | Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	80,385	83,324
Indianapolis Power And Light Company | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 387,979	$ 400,291
Percentage by asset category	66.00%	66.00%
Indianapolis Power And Light Company | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 1,168	$ 1,254
Indianapolis Power And Light Company | Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	386,811	399,037
Indianapolis Power And Light Company | Defined Benefit Plan, Common Collective Trust
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 588,028	$ 608,336
Percentage by asset category	100.00%	100.00%
Indianapolis Power And Light Company | Defined Benefit Plan, Common Collective Trust | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 3,613	$ 3,691
Indianapolis Power And Light Company | Defined Benefit Plan, Common Collective Trust | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 584,415	$ 604,645